Events after the Reporting Period (Details) - Forecast [Member] - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Apr. 24, 2023	Apr. 14, 2023	May 29, 2023	Apr. 27, 2023	Apr. 24, 2023
Events after the Reporting Period (Details) [Line Items]
Total aggregate consideration					$ 2.6
Cash payment					0.5
Shares equivalent (in Shares)	64,093
Cash transferred	$ 0.2				$ 0.2
Equity shares (in Shares)					384,558
Share equivalent					$ 1.7
Total amount of financial debt				$ 2.0
Interest rate				0.00%
Gross purchase price		$ 50.0
Principal amount			$ 14.0
Percentage of kind interest			9.00%
Interest price (in Dollars per share)			$ 11
BIOX [Member]
Events after the Reporting Period (Details) [Line Items]
Interest price (in Dollars per share)			$ 11
Top of Ranges [Member]
Events after the Reporting Period (Details) [Line Items]
Combination of cash					2.4
Bottom of Ranges [Member]
Events after the Reporting Period (Details) [Line Items]
Combination of cash					$ 1.9